Share-Based Payments - Changes in Numbers of Outstanding Awards for Awards for Equity-Settled Plans (Details) - SMP - item item in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
SHARE-BASED PAYMENTS
Beginning of period	1,051	1,600
Exercised	(520)	(444)
Forfeited	(19)	(105)
End of period	512	1,051